Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Operations
Net sales	$ 664.9	$ 681.1	$ 1,946.5	$ 1,961.8	$ 2,629.2	$ 2,623.9	$ 2,688.1
Cost of sales	403.9	410.9	1,173.5	1,150.0	1,559.4	1,522.1	1,570.6
Gross profit	261.0	270.2	773.0	811.8	1,069.8	1,101.8	1,117.5
Selling, general and administrative expenses	193.2	189.0	642.5	582.9	768.2	855.6	883.8
Transition and transformation costs	7.5	11.2	33.1	20.0	42.5	52.8	120.6
Management fee (Note 18)	0.0	1.8	19.4	5.6	7.5	7.5	7.5
Share-based compensation expense	16.0	0.6	99.3	1.2	67.5	3.0
Amortization of intangible assets	24.2	24.8	72.6	74.0	98.2	93.7	91.2
Impairment of goodwill (Note 8)							68.5
Restructuring costs	19.8	2.0	22.4	5.3	25.6	19.8	24.9
Merger and acquisition-related costs	0.0	0.9	0.0	0.9	1.0	0.3	7.3
Operating income (loss)	16.3	40.5	(17.0)	123.1	59.3	69.1	(86.3)
Interest expense	25.8	32.4	97.4	94.8
Interest expense					127.7	141.0	135.2
Gain on sale of business and investments (Note 5)						(13.0)
Foreign currency (gain) loss related to Argentina subsidiaries	(2.9)	(0.3)	(2.7)	0.3	1.6	11.4	2.4
Other (income) expense, net (Note 6)	0.7	(11.7)	4.8	(29.2)	(40.7)	6.0	0.8
Income (loss) before income tax provision (benefit)	(22.9)	20.1	(132.1)	57.2	(29.3)	(76.3)	(224.7)
Income tax provision (benefit)	19.2	7.1	7.0	23.9	9.2	32.7	14.4
Net income (loss)	$ (42.1)	$ 13.0	$ (139.1)	$ 33.3	$ (38.5)	$ (109.0)	$ (239.1)
Basic and diluted loss per share (Note 23)					$ (0.16)	$ (0.77)	$ (1.69)
Basic and diluted weighted average shares outstanding (Note 23)					243.2	141.7	141.3